CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue		$ 57,245,167	$ 41,103,389	$ 31,772,286
Cost of revenue		(49,347,666)	(35,844,936)	(28,120,506)
Gross profit		7,897,501	5,258,453	3,651,780
Other income		1,169,718	1,700,512	1,830,899
Selling and marketing expenses		(2,731,035)	(710,210)	(191,582)
General and administrative expenses		(19,679,803)	(10,389,710)	(3,846,367)
Impairment loss on intangible asset		(4,063,000)	0	0
Impairment loss on goodwill		(5,551,429)	0	0
Change in fair value of warrant liability		2,383,178	38,363
Change in fair value of investment property		38,296	0	0
Other expenses		(57,201)	(34,557)	(27,781)
Operating (loss)/profit		(20,593,775)	(4,137,149)	1,416,949
Finance cost		(1,028,787)	(431,435)	(328,610)
(Loss)/Profit before tax		(21,622,562)	(4,568,584)	1,088,339
Income tax expenses		38,764	(275,914)	(224,302)
(Loss)/Profit for the year		(21,583,798)	(4,844,498)	864,037
Other comprehensive income
Foreign currency translation differences - foreign operations		453,608	201,414	7,301
Total comprehensive (loss)/income for the year		(21,130,190)	(4,643,084)	871,338
(Loss)/Profit attributable to:
Equity owners of the Company		(21,419,142)	(4,837,765)	852,334
Non-controlling interests		(164,656)	(6,733)	11,703
Total comprehensive (loss)/income attributable to:
Equity owners of the Company		(20,961,903)	(4,637,369)	859,763
Non-controlling interests		$ (168,287)	$ (5,715)	$ 11,575
Basic (loss)/earnings per share (in Dollars per share)	[1]	$ (21.98)	$ (7.16)	$ 1.13
Diluted (loss)/earnings per share (in Dollars per share)	[1]	$ (21.98)	$ (7.16)	$ 1.13

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization. Further, the Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split of 1-for-50 on March 23, 2026 (Note 26)